Organization (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Subsidiaries and Consolidated Variable Interest Entities

The Company is principally engaged in the provision of Hosting and related services and Managed network services.

(a)	As of December 31, 2016, the significant subsidiaries of the Company and consolidated variable interest entities are as follows:

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
			Direct
Subsidiaries:
21ViaNet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21ViaNet Data Center Co., Ltd. (“21Vianet China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
Fastweb International Holdings (“Fastweb Holdings”) (5)	September 9, 2012	Cayman Islands	100%	Investment holding
Hong Kong Fastweb Holdings Co., Limited (“Fastweb HK”) (5)	September 9, 2012	Hong Kong	100%	Investment holding
Beijing Fastweb Technology Co., Ltd. (“Fastweb Technology”) (1) / (5)	September 9, 2012	PRC	100%	Dormant company
21Vianet (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment, provision of technical and internet data center services
21Vianet Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
21Vianet Xi’an Holding Limited (“21V Xi’an Holding”) (4)	July 5, 2012	British Virgin Islands	100%	Investment holding
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1) /(4)	July 5, 2012	PRC	100%	Provision of technical and internet data center
21Vianet Hangzhou Information Technology Co., Ltd. (“HZ Technology”) (1)	March 4, 2013	PRC	100%	Provision of internet data center services
21Vianet Mobile Limited (“21V Mobile”) (7)	April 30, 2013	Hong Kong	100%	Investment holding
Joytone Infotech Co., Ltd. (“SZ Zhuoaiyi”) (1) / (7)	April 30, 2013	PRC	100%	Provision of technical and consultation services
21Vianet Ventures Limited (“Ventures”)	March 6, 2014	Hong Kong	100%	Investment holding
WiFire Group Inc. (“WiFire Group”)	March 7, 2014	British Virgin Islands	100%	Investment holding
Abitcool (China) Broadband Inc. (“aBitCool DG”) (1)	June 13, 2014	PRC	100%	Dormant company
Diyixian.com Limited (“DYX”) (9)	August 10, 2014	Hong Kong	100%	Provision of virtual private network services
Dermot Holding Limited (“Dermot BVI”) (9)	August 8, 2014	British Virgin Islands	100%	Investment holding
21Vianet Zhuhai Financial Leasing Co., Ltd. (“Zhuhai Financial Leasing”) (1)	April 9, 2015	PRC	100%	Provision of financial leasing business services
Foshan Zhuoyi Intelligence Date Co., Ltd. (“FS Zhuoyi”)”) (1) /(11)	July 7, 2016	PRC	100%	Dormant company

Variable Interest Entities (the “VIEs”):
Beijing Yiyun Network Technology Co., Ltd. (formerly known as Beijing aBitCool Network Technology Co., Ltd.) (“21Vianet Technology”) (1) /(2)	October 22, 2002	PRC	—	Provision of internet data center and managed network services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (1) / (2)/ (7)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
WiFire Network Technology (Beijing) Co., Ltd. (formerly known as aBitCool Small Micro Network Technology (BJ) Co., Ltd.) (“WiFire Network”) (1) / (2)	April 1, 2014	PRC	—	Provision of telecommunication services

Held directly by BJ iJoy:
Shanghai iJoy Information Technology Co., Ltd. (“SH iJoy”) (1) / (2)/ (7)	May 30, 2013	PRC	—	Provision of internet data center, content delivery network services

Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1) / (2)	March 15, 2006	PRC	—	Provision of internet data center and managed network services
Held directly by 21Vianet Beijing:
21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (1) / (2)	June 23, 2008	PRC	—	Provision of internet data center services
Beijing Chengyishidai Network Technology Co., Ltd. (“CYSD”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Zhiboxintong (Beijing) Network Technology Co., Ltd. (“ZBXT”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Guangzhou Gehua Network Technology and Development Co., Ltd. (“Gehua”) (1) / (2)	October 8, 2011	PRC	—	Provision of managed network services
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (1) / (2)	December 19, 2011	PRC	—	Dormant company
Beijing Fastweb Network Technology Co., Ltd. (“BJ Fastweb”) (1) / (2) / (5)	September 9, 2012	PRC	—	Provision of internet data center and internet content delivery network services
Shanghai Blue Cloud Technology Co., Ltd. (“SH Blue Cloud”) (1) / (2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services
WiFire (Beijing) Technology Co., Ltd. (formerly known as Beijing Tianwang Online Communication Technology Co., Ltd.) (“WiFire BJ”) (1) / (2) / (6)	February 28, 2013	PRC	—	Provision of managed network services and virtual private network services
Beijing Yilong Xinda Technology Co., Ltd. (“BJ Yilong”) (1) / (2) / (6)	February 28, 2013	PRC	—	Provision of managed network services and virtual private network services
Beijing Yichengtaihe Investment Co., Ltd. (“BJ Yichengtaihe”) (1)/ (2)/ (10)	September 30, 2014	PRC	—	Dormant Company

Held directly by LF Xunchi:
Sichuan Aipu Network Co., Ltd. (“SC Aipu”) (1) / (2) / (8)	May 31, 2014	PRC	—	Provision of community network services and business network services
Held directly by DYX:
DYXnet Limited (“DYX net”) (9)	August 10, 2014	Hong Kong	100%	Dormant Company

Held directly by DYX and LF Xunchi:
Shenzhen Diyixian Telecommunication Co., Ltd. (“SZ DYX”) (1)/ (9)	August 10, 2014	PRC	50%	Provision of virtual private network services

(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On September 30, 2010, the Company through its subsidiary, 21Vianet Beijing acquired CYSD, ZBXT and its subsidiaries (collectively, the “Managed Network Entities”).
(4)	On July 5, 2012, the Company through its wholly-owned subsidiary, 21Vianet HK, acquired 100% equity interests in 21V Xi’an Holding and its subsidiaries (collectively referred to as “21V Xi’an”).
(5)	On September 9, 2012, the Company and its subsidiary, 21Vianet Beijing, acquired 100% equity interest in Fastweb Holding and its subsidiaries (collectively referred to as “Fastweb”).
(6)	On February 28, 2013, the Company through its wholly-owned subsidiary, 21Vianet Beijing, acquired 100% equity interests in WiFire BJ and BJ Yilong. (collectively referred to as “WiFire BJ and Yilong”).
(7)	On April 30, 2013, the Company acquired 100% equity interest in 21V Mobile and its subsidiaries (collectively referred to as “iJoy”).
(8)	On May 31, 2014, the Company and its subsidiary, Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”), acquired 50% equity interest in SC Aipu and its subsidiaries (collectively referred to as “Aipu Group”) (Note 4).
(9)	On August 10, 2014, the Company and its subsidiary, LF Xunchi, acquired 100% equity interest Dermot BVI and its subsidiaries (collectively referred to as “Dermot Entities”) (Note 4).
(10)	On September 30, 2014, the Company through its subsidiary, 21Vianet Beijing acquired 100% equity interest in the entity, which was accounted for an assets acquisition (Note 4).
(11)	On July 7, 2016, the Company through its subsidiary, 21Vianet HK acquired 100% equity interest in the entity, which was accounted for an assets acquisition (Note 4).

Consolidated VIE before Eliminating Intercompany Balances

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2015 and 2016 and for the years ended December 31, 2014, 2015 and 2016 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Group:

	As of December 31,
	2015	2016
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	391,182	239,874	34,549
Restricted cash	135,875	68,709	9,896
Accounts receivable (net of allowance for doubtful debt of RMB39,010 and RMB80,313 (US$11,567) as of December 31, 2015 and 2016, respectively)	630,582	555,509	80,010
Inventories	13,115	4,320	622
Short-term investments	102,300	—	—
Prepaid expenses and other current assets	548,061	636,776	91,715
Deferred tax assets	29,029	40,751	5,869
Amounts due from related parties	55,503	82,350	11,861

Total current assets	1,905,647	1,628,289	234,522

Non-current assets:
Property and equipment, net	2,226,653	2,501,578	360,302
Intangible assets, net	810,171	555,649	80,030
Land use rights, net	64,682	76,044	10,953
Goodwill	1,146,570	1,146,570	165,140
Deferred tax assets	44,688	56,312	8,111
Other non-current assets	153,772	112,822	16,250
Long-term investments	164,454	266,748	38,420

Total non-current assets	4,610,990	4,715,723	679,206

Total assets	6,516,637	6,344,012	913,728

Current liabilities:
Short-term bank borrowings	276,000	183,676	26,455
Accounts and notes payable	416,850	441,847	63,639
Accrued expenses and other payables	435,912	525,613	75,704
Advance from customers	185,800	201,397	29,007
Income tax payable	43,949	25,466	3,668
Deferred revenue	332,091	311,191	44,821
Amount due to inter-companies (1)	890,988	1,221,897	175,990
Amount due to related parties (2)	48,762	53,295	7,676
Current portion of capital lease obligation	123,694	203,394	29,295
Current portion of long-term bank borrowings	12,422	12,564	1,810
Deferred government grants	6,332	5,107	736

Total current liabilities	2,772,800	3,185,447	458,801

Non-current liabilities:
Amount due to inter-companies	1,080,118	1,052,734	151,625
Long-term bank borrowings	27,534	219,055	31,550
Non-current portion of capital lease obligations	543,503	581,568	83,763
Unrecognized tax benefits	11,098	24,153	3,479
Deferred tax liabilities	218,522	182,877	26,340
Deferred government grants	31,288	25,886	3,728
Deferred revenue	68,535	62,531	9,006
Mandatorily redeemable noncontrolling interests	100,000	—	—

Total non-current liabilities	2,080,598	2,148,804	309,491

Total liabilities	4,853,398	5,334,251	768,292

	For the Years Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Net revenues	2,695,021	3,066,090	2,938,319	423,206
Net profit (loss)	175,521	(35,811)	(674,685)	(97,175)

	For the Years Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Net cash provided by operating activities	434,865	270,358	141,364	20,361
Net cash (used in) provided by investing activities	(808,117)	105,635	(470,955)	(67,832)
Net cash provided by (used in) financing activities	480,045	(354,408)	178,283	25,678
Net increase (decrease) in cash and cash equivalents	106,793	21,585	(151,308)	(21,793)

(1)	Amount due to inter-companies consist of intercompany payables to the other companies within the Group for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs. The Consolidated VIEs had intercompany payables of RMB34,603 and RMB33,792 (US$4,867) to 21Vianet China for accrued service fees as of December 31, 2015 and 2016, respectively. Service fees paid by the Consolidated VIEs to 21Vianet China and were nil, RMB35,292 and nil for the years ended December 31, 2014, 2015 and 2016, respectively.
(2)	Information with respect to related parties is discussed in Note 24.